UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New
Jersey Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 126.8%
Corporate — 14.2%
New Jersey EDA, RB, AMT (a):
Continental Airlines Inc. Project,
7.00%, 11/15/30	$ 2,335	$ 2,337,662
Disposal, Waste Management of
New Jersey, Series A, Mandatory
Put Bonds, 5.30%, 6/01/15	1,000	1,062,750
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Inc.
Project, Series A, AMT, 5.70%,
10/01/39	475	480,083
Port Authority of New York & New
Jersey, RB, Continental Airlines Inc.
and Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	105	106,470
Salem County Utilities Authority,
Refunding RB, Atlantic City Electric,
Series A, 4.88%, 6/01/29	750	748,642
		4,735,607
County/City/Special District/School District — 14.1%
City of Vineland New Jersey, GO,
Refunding, Electric Utilities, AMT
(NPFGC):
5.30%, 5/15/29	1,000	991,840
5.38%, 5/15/32	1,500	1,485,825
Essex County Improvement Authority,
Refunding RB, Project Consolidation
(NPFGC):
5.50%, 10/01/28	400	441,396
5.50%, 10/01/29	790	865,240
Hudson County Improvement Authority,
RB, Harrison Parking Facility Project,
Series C (AGC), 5.38%, 1/01/44	800	837,592
Middlesex County Improvement
Authority, RB, Subordinate, Heldrich
Center Hotel, Series B, 6.25%,
1/01/37	560	83,199
		4,705,092
Education — 15.1%
New Jersey EDA, RB, School Facilities
Construction:
Series CC-2, 5.00%, 12/15/31	500	517,250
Series S, 5.00%, 9/01/36	280	283,466
New Jersey Educational Facilities
Authority, RB:
Georgian Court College Project,
Series C, 6.50%, 7/01/13 (b)	630	721,898

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities
Authority, RB (concluded):
Montclair State University, Series J,
5.25%, 7/01/38	$ 180	$ 184,172
New Jersey Educational Facilities
Authority, Refunding RB:
College of New Jersey, Series D
(AGM), 5.00%, 7/01/35	1,010	1,027,817
Fairleigh Dickinson University,
Series C, 6.00%, 7/01/20	500	523,715
Georgian Court University, Series D,
5.00%, 7/01/33	150	139,263
New Jersey Institute of Technology,
Series H, 5.00%, 7/01/31	210	212,543
University of Medicine & Dentistry,
Series B, 7.50%, 12/01/32	450	505,922
New Jersey Higher Education Assistance
Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	165	164,655
5.00%, 12/01/26	125	124,319
5.13%, 12/01/27	300	301,179
5.25%, 12/01/32	300	300,000
		5,006,199
Health — 24.3%
New Jersey EDA, RB, First Mortgage,
Lions Gate Project, Series A:
5.75%, 1/01/25	150	140,369
5.88%, 1/01/37	265	234,061
New Jersey EDA, Refunding RB:
First Mortgage, Winchester,
Series A, 5.80%, 11/01/31	1,000	986,830
Seabrook Village Inc. Facility,
5.25%, 11/15/26	470	417,294
New Jersey Health Care Facilities
Financing Authority, RB:
Health System, Catholic Health
East, Series A, 5.38%,
11/15/12 (b)	2,000	2,183,380
Hospital Asset Transformation
Program, Series A, 5.25%,
10/01/38	500	505,080
Meridian Health, Series I (AGC),
5.00%, 7/01/38	250	250,927
Virtua Health (AGC), 5.50%,
7/01/38	400	420,356

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	EDA	Economic Development Authority
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
CAB	Capital Appreciation Bonds	S/F	Single-Family
COP	Certificates of Participation

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
Atlantic City Medical System,
5.75%, 7/01/25	$ 1,110	$ 1,132,500
CAB, St. Barnabas Health, Series B,
5.90%, 7/01/30 (c)	500	121,385
CAB, St. Barnabas Health, Series B,
5.68%, 7/01/36 (c)	3,600	519,624
CAB, St. Barnabas Health, Series B,
5.74%, 7/01/37 (c)	3,600	475,632
Robert Wood Johnson, 5.00%,
7/01/31	235	231,722
South Jersey Hospital, 5.00%,
7/01/46	500	469,175
		8,088,335
Housing — 9.7%
New Jersey State Housing & Mortgage
Finance Agency, RB:
S/F Housing, Series CC, 5.00%,
10/01/34	560	563,757
Series A, 4.75%, 11/01/29	370	361,853
Series AA, 6.38%, 10/01/28	940	1,006,759
Series AA, 6.50%, 10/01/38	365	393,773
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, S/F
Housing, Series T, AMT, 4.70%,
10/01/37	250	237,202
Newark Housing Authority, RB, South
Ward Police Facility (AGC):
5.75%, 12/01/30	180	190,091
6.75%, 12/01/38	405	456,504
		3,209,939
State — 28.1%
Garden State Preservation Trust, RB,
CAB, Series B (AGM), 5.24%,
11/01/27 (c)	4,000	1,837,760
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/24	500	533,585
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/25	500	529,860
Newark Downtown District
Management Corp., 5.13%,
6/15/37	250	219,628
School Facilities Construction,
Series Z (AGC), 5.50%, 12/15/34	1,000	1,071,290
School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	1,000	1,106,860
New Jersey EDA, Refunding RB:
New Jersey American Water Co.,
Inc. Project, Series B, AMT, 5.60%,
11/01/34	395	398,721
School Facilities Construction,
Series AA, 5.50%, 12/15/29	500	539,170
New Jersey EDA, Special Assessment
Bonds, Refunding, Kapkowski Road
Landfill Project, 6.50%, 4/01/28	2,250	2,356,582
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
CAB, Series C (AGM), 4.85%,
12/15/32 (c)	1,250	332,150

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
State (concluded)
New Jersey Transportation Trust Fund
Authority, RB, Transportation System
(concluded):
Series A (AGC), 5.63%, 12/15/28	$ 200	$ 219,418
State of New Jersey, COP, Equipment
Lease Purchase, Series A, 5.25%,
6/15/28	200	206,950
		9,351,974
Transportation — 20.2%
Delaware River Port Authority, RB,
Series D, 5.00%, 1/01/40	250	252,170
New Jersey State Turnpike Authority,
RB, Series E, 5.25%, 1/01/40	1,000	1,031,850
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
6.00%, 12/15/38	325	357,123
Series A, 6.00%, 12/15/18 (b)	175	222,952
Series A, 5.88%, 12/15/38	460	496,478
Port Authority of New York & New
Jersey, RB, Consolidated:
125th Series (AGM), 5.00%,
4/15/32	1,500	1,525,635
126th Series, AMT (NPFGC), 5.25%,
5/15/37	2,250	2,269,732
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
152nd Series, AMT, 5.75%, 11/01/30	525	557,161
		6,713,101
Utilities — 1.1%
Cumberland County Improvement
Authority, RB, Series A, 5.00%,
1/01/30	195	191,929
Rahway Valley Sewerage Authority, RB,
CAB, Series A (NPFGC), 4.41%,
9/01/33 (c)	650	174,694
		366,623
Total Municipal Bonds in New Jersey		42,176,870
Multi-State — 6.6%
Housing — 6.6%
Centerline Equity Issuer Trust, 7.20%,
11/15/52 (d)(e)	2,000	2,197,021
Total Municipal Bonds in Multi-State		2,197,021
Puerto Rico — 15.0%
County/City/Special District/School District — 4.0%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, First Sub-Series C:
6.00%, 8/01/39	540	571,617
(AGM), 5.13%, 8/01/42	750	750,795
		1,322,412
State — 5.5%
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (AMBAC) (c):
4.37%, 7/01/37	1,750	290,045
4.54%, 7/01/43	1,000	107,420
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/27	425	448,519

2 BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State (concluded):
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	$ 970	$ 1,000,623
		1,846,607
Transportation — 3.2%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGC), 5.50%, 7/01/31	1,000	1,059,790
Utilities — 2.3%
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38	750	757,365
Total Municipal Bonds in Puerto Rico		4,986,174
Total Municipal Bonds – 148.4%		49,360,065
Municipal Bonds Transferred to Tender
Option Bond Trusts (f)
New Jersey — 3.7%
Transportation — 3.7%
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A (AGM), 5.00%, 12/15/32	600	613,560
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
152nd Series, AMT, 5.25%, 11/01/35	630	635,919
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 3.7%		1,249,479
Total Long-Term Investments
(Cost – $50,913,975) – 152.1%		50,609,544
Short-Term Securities	Shares
BIF New Jersey Municipal Money
Fund, 0.04% (g)(h)	1,447,454	1,447,454
Total Short-Term Securities
(Cost – $1,447,454) – 4.3%		1,447,454
Total Investments
(Cost – $52,361,429*) – 156.4%		52,056,998
Other Assets Less Liabilities – 2.2%		714,041
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (2.2)%		(720,206)
Preferred Shares, at Redemption Value – (56.4)%		(18,775,227)
Net Assets Applicable to Common Shares – 100.0%		$ 33,275,606

* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 51,748,894
Gross unrealized appreciation	$ 1,801,213
Gross unrealized depreciation	(2,212,892)
Net unrealized depreciation	$ (411,679)

(a) Variable rate security. Rate shown is as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(g) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	November 30,
Affiliate	2010	Activity	2010	Income
BIF New Jersey
Municipal
Money Fund	915,154	532,300	1,447,454	$ 92
(h) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

Schedule of Investments (concluded)

BlackRock New Jersey Municipal Bond Trust (BLJ)

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$ 50,609,544	—	$ 50,609,544
Short-Term
Securities	$ 1,447,454	—	—	1,447,454
Total	$ 1,447,454	$ 50,609,544	—	$ 52,056,998

1 See above Schedule of Investments for values in each sector.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the 31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 26, 2011